Supplement to the
Fidelity® International Small Cap Fund
February 24, 2009
Prospectus

After the close of business on Monday, November 9, 2009, shares of the fund are available to new accounts. Accordingly, the first paragraph in the "Shareholder Information" section on page 11, the first paragraph under the heading "Buying Shares" on page 15 and the 4th bullet on page 18 in the "Selling Shares" section are no longer applicable.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 12.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 12.

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

ISC-09-02 November 12, 2009
1.778063.119

The following information replaces the similar information found in the "Selling Shares" section beginning on page 17.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective November 1, 2009, the following information replaces the biographical information for Wilson Wong found in the "Fund Management" section on page 24.

Dale Nicholls is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Nicholls has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
February 24, 2009
Prospectus

After the close of business on Monday, November 9, 2009, shares of the fund are available to new accounts. Accordingly, the first paragraph in the "Shareholder Information" section on page 12, the first paragraph under the heading "Buying Shares" on page 15 and the 6th bullet on page 19 in the "Selling Shares" section are no longer applicable.

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 6.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Class A, Class T, Class B, or Class C shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 12.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 13.

AISC-09-03 November 12, 2009
1.790649.120

There is no minimum account balance or initial purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 18.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective November 1, 2009, the following information replaces the biographical information for Wilson Wong found in the "Fund Management" section on page 25.

Dale Nicholls is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Nicholls has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor International Small Cap Fund
Institutional Class
February 24, 2009
Prospectus

After the close of business on Monday, November 9, 2009, shares of the fund are available to new accounts. Accordingly, the first paragraph in the "Shareholder Information" section on page 11, the first paragraph under the heading "Buying Shares" on page 14 and the 5th bullet on page 18 in the "Selling Shares" section are no longer applicable.

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

AISCI-09-03 November 12, 2009
1.790650.116

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell Institutional Class shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section beginning on page 11.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Fidelity Distributors Corporation (FDC). In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 17.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective November 1, 2009, the following information replaces the biographical information for Wilson Wong found in the "Fund Management" section on page 24.

Dale Nicholls is co-manager of the fund, which he has managed since November 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Nicholls has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity® Series Emerging Markets Fund
October 5, 2008
Prospectus

Fidelity Series Emerging Markets Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective August 17, 2009, Colin Chickles no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Chickles in the "Fund Management" section on page 13 are no longer applicable.

Effective February 27, 2009, John Hynes no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Hynes in the "Fund Management" section on page 13 are no longer applicable.

The following information replaces similar biographical information found in the "Fund Management" section on page 13.

Alicia Frank is co-manager of Series Emerging Market Fund, which she has managed since February 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in November 2005, Ms. Frank has worked as a research analyst and portfolio manager.

Jim Hayes is co-manager of Series Emerging Markets Fund, which he has managed since November 2009. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Hayes served as an analyst for Hunter Global Investors beginning in 2003.

Jessamyn Larrabee is co-manager of Series Emerging Market Fund, which she has managed since November 2009. She also manages other Fidelity funds. Prior to joining Fidelity Investments in November 2007, Ms. Larrabee worked as an international research analyst for The Boston Company and as an equity research associate for Wellington Management.

Carolina Pierry is co-manager of Series Emerging Markets Fund, which she has managed since November 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Ms. Pierry has worked as a research associate, research analyst, and portfolio manager.

ILF-09-04 November 12, 2009
1.895215.103

Supplement to the
Fidelity® Series Emerging Markets Fund
Class F
May 18, 2009
Prospectus

Effective August 17, 2009, Colin Chickles no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Chickles in the "Fund Management" section on page 13 are no longer applicable.

The following information replaces similar biographical information found in the "Fund Management" section on page 13.

Alicia Frank is co-manager of Series Emerging Market Fund, which she has managed since February 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in November 2005, Ms. Frank has worked as a research analyst and portfolio manager.

Jim Hayes is co-manager of Series Emerging Markets Fund, which he has managed since November 2009. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Hayes served as an analyst for Hunter Global Investors beginning in 2003.

Jessamyn Larrabee is co-manager of Series Emerging Market Fund, which she has managed since November 2009. She also manages other Fidelity funds. Prior to joining Fidelity Investments in November 2007, Ms. Larrabee worked as an international research analyst for The Boston Company and as an equity research associate for Wellington Management.

Carolina Pierry is co-manager of Series Emerging Markets Fund, which she has managed since November 2009. She also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Ms. Pierry has worked as a research associate, research analyst, and portfolio manager.

ILF-F-09-02 November 12, 2009
1.901789.101